	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
98.25%	COMMON STOCKS
25.19%	BUSINESS SERVICES
	Ansys, Inc.(A) . . . . . . . . . . . .	49,758	$ 17,476,005
	Clearwater Analytics Holdings, Inc.(A) . .	822,239	18,031,701
	DoubleVerify Holdings, Inc.(A) . . . . .	667,224	9,988,343
	Guidewire Software, Inc.(A) . . . . . .	197,029	46,390,478
	nCino, Inc.(A) . . . . . . . . . . . .	670,453	18,752,570
	Paycom Software, Inc. . . . . . . . .	132,845	30,740,333
	PROS Holdings, Inc.(A) . . . . . . . .	91,420	1,431,637
	Q2 Holdings, Inc.(A) . . . . . . . . .	322,176	30,152,452
	Tyler Technologies, Inc.(A) . . . . . . .	63,001	37,349,513
			210,313,032
9.72%	CONSUMER RELATED
	Agilysys, Inc.(A) . . . . . . . . . . .	202,003	23,157,624
	Alarm.com Holdings, Inc.(A) . . . . . .	527,312	29,830,040
	Duolingo, Inc. Class A(A) . . . . . . .	24,751	10,148,405
	Olo, Inc.(A) . . . . . . . . . . . . .	2,021,467	17,991,056
			81,127,125
11.04%	INDUSTRIAL PRODUCTS & SYSTEMS
	Badger Meter, Inc. . . . . . . . . . .	46,655	11,428,142
	Cognex Corp. . . . . . . . . . . .	754,372	23,928,680
	Energy Recovery, Inc.(A) . . . . . . .	1,065,214	13,613,435
	UFP Technologies, Inc.(A) . . . . . . .	50,394	12,304,199
	Xometry, Inc.(A) . . . . . . . . . . .	914,265	30,893,014
			92,167,470
21.81%	INFORMATION/KNOWLEDGE MANAGEMENT
	AppFolio, Inc.(A) . . . . . . . . . . .	186,696	42,992,355
	Datadog, Inc. Class A(A) . . . . . . .	370,713	49,797,877
	Manhattan Associates, Inc.(A) . . . . .	205,562	40,592,328
	Red Violet, Inc. . . . . . . . . . . .	132,464	6,517,229
	SPS Commerce, Inc.(A) . . . . . . . .	81,941	11,151,351
	Vertex, Inc.(A) . . . . . . . . . . . .	412,774	14,585,369
	Workiva, Inc.(A) . . . . . . . . . . .	239,935	16,423,551
			182,060,060

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
29.56%	MEDICAL/HEALTH CARE
	Bio-Techne Corp. . . . . . . . . . .	487,476	25,080,640
	Cytek Biosciences, Inc.(A) . . . . . . .	2,004,126	6,814,028
	Glaukos Corp.(A) . . . . . . . . . . .	357,900	36,967,491
	Inspire Medical Systems, Inc.(A) . . . .	108,548	14,086,274
	OrthoPediatrics Corp.(A) . . . . . . .	537,632	11,548,335
	Repligen Corp.(A) . . . . . . . . . .	307,946	38,302,323
	RxSight, Inc.(A) . . . . . . . . . . . .	346,214	4,500,782
	Tandem Diabetes Care, Inc.(A) . . . . .	113,611	2,117,709
	TransMedics Group, Inc.(A) . . . . . .	145,287	19,469,911
	Veeva Systems, Inc. Class A(A) . . . .	172,496	49,675,398
	Vericel Corp.(A) . . . . . . . . . . .	898,478	38,230,239
			246,793,130
0.94%	MISCELLANEOUS
	CryoPort, Inc.(A) . . . . . . . . . . .	1,047,472	7,814,141
98.25%	TOTAL COMMON STOCKS		820,274,958
1.89%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund-X Class 4.240%(B) . . . . . .	15,805,879	15,805,879
0.00%	WARRANTS
	0.00% Health Care . . . . . . . . .
	Abiomed, Inc. - CVR(A)(C) . . . . . . .	475,722	—
0.00%	TOTAL WARRANTS . . . . . . . . .	. . . . . . . .	—
100.14%	TOTAL INVESTMENTS . . . . . . . .	. . . . . . .	836,080,837
(0.14%)	Liabilities in excess of other assets . . .	. . . . . . .	(1,197,557)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$ 834,883,280

(A)Non-income producing

(B) Effective 7 day yield as of June 30, 2025

(C)The warrant is a Level 3 security. See Note 1 CVR - Contingent Value Rights

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
98.67%	COMMON STOCKS
8.80%	AUSTRALIA
	Atlassian Corp. Class A(A) . . . . . . .	6,695	$1,359,688
	Cochlear Ltd. . . . . . . . . . . . .	15,260	3,018,063
	REA Group Ltd. . . . . . . . . . . .	17,331	2,744,518
			7,122,269
6.66%	CANADA
	The Descartes Systems Group, Inc(A) . .	25,272	2,567,194
	Shopify, Inc. Class A(A) . . . . . . . .	24,446	2,819,846
			5,387,040
5.39%	DENMARK
	Novo Nordisk A/S . . . . . . . . . .	23,135	1,603,118
	Novonesis A/S . . . . . . . . . . .	38,450	2,760,590
			4,363,708
2.93%	FRANCE
	Dassault Systemes SE . . . . . . . .	43,743	1,585,322
	Ipsen SA . . . . . . . . . . . . . .	6,615	787,967
			2,373,289
7.35%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . .	21,890	1,474,153
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . .	1,953	1,641,107
	SAP SE . . . . . . . . . . . . . .	9,250	2,828,468
			5,943,728
2.13%	HONG KONG
	Kingdee International Software(A) . . .	476,146	941,094
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . .	149,543	781,593
			1,722,687
5.37%	IRELAND
	Flutter Entertainment plc(A) . . . . . .	10,283	2,938,470
	Icon plc(A) . . . . . . . . . . . . . .	9,680	1,407,956
			4,346,426

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
9.97%	ISRAEL
	Camtek Ltd. (A) . . . . . . . . . . .	21,364	$1,806,540
	Check Point Software Technologies Ltd.(A) .	3,868	855,795
	CyberArk Software Ltd.(A) . . . . . . .	8,326	3,387,683
	Monday.com Ltd.(A) . . . . . . . . .	6,414	2,017,075
			8,067,093
2.08%	ITALY		1,680,815
	Azimut Holding S.p.A . . . . . . . .	52,392
9.01%	JAPAN
	CyberAgent, Inc. . . . . . . . . . .	100,200	1,144,836
	GMO Payment Gateway, Inc. . . . . .	24,200	1,565,223
	Kakaku.com, Inc. . . . . . . . . . .	66,100	1,225,768
	M3, Inc. . . . . . . . . . . . . . .	32,400	445,069
	MonotaRO Co. Ltd. . . . . . . . . .	147,800	2,909,569
			7,290,465
4.97%	NETHERLANDS
	ASML Holding NV . . . . . . . . . .	2,671	2,140,377
	Wolters Kluwer NV . . . . . . . . .	11,239	1,879,595
			4,019,972
3.14%	NEW ZEALAND
	Xero Ltd.(A) . . . . . . . . . . . . .	21,484	2,542,187
1.50%	NORWAY
	Autostore Holdings Ltd.(A) . . . . . .	688,844	412,439
	Vend Marketplaces ASA . . . . . . .	22,754	801,404
			1,213,843
2.93%	POLAND
	InPost SA(A) . . . . . . . . . . . . .	142,444	2,370,519
1.35%	SPAIN
	Grifols SA(A) . . . . . . . . . . . . .	89,445	1,091,409

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
11.71%	SWITZERLAND
	Chocoladefabriken Lindt & Sprüngli AG .	106	$1,786,482
	Givaudan SA . . . . . . . . . . . .	676	3,278,280
	Partners Group Holding AG . . . . .	1,485	1,942,865
	Tecan Group AG . . . . . . . . . .	3,864	790,756
	Temenos Group AG . . . . . . . . .	23,347	1,677,135
			9,475,518
8.74%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . .	398,377	2,806,585
	Diageo plc . . . . . . . . . . . . .	29,621	746,924
	RELX plc . . . . . . . . . . . . . .	40,893	2,216,299
	Wise plc(A) . . . . . . . . . . . . .	90,962	1,299,424
			7,069,232
4.63%	URUGUAY
	MercadoLibre, Inc.(A) . . . . . . . . .	1,432	3,742,718
98.67%	TOTAL COMMON STOCKS . . . . .	. . . . . . . .	79,822,918
1.20%	SHORT TERM INVESTMENT
	First American Treasury Obligations
	Fund -X Class 4.240%(B) . . . . . .	967,172	967,172
99.87%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	80,790,090
0.13%	Other assets, net of liabilities . . . . .	. . . . . . . .	107,435
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$80,897,525

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2025

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
98.69%	COMMON STOCKS
13.25%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . . . .	493,137	$ 92,283,066
	REA Group Ltd. . . . . . . . . . . . .	825,819	130,775,802
	WiseTech Global Ltd. . . . . . . . . .	1,367,826	98,094,845
			321,153,713
8.38%	CANADA
	The Descartes Systems Group, Inc(A) . . .	967,765	98,308,010
	Kinaxis, Inc.(A) . . . . . . . . . . . . .	705,833	104,971,764
			203,279,774
3.36%	DENMARK		81,437,104
	Ambu A/S . . . . . . . . . . . . . .	5,177,830
12.98%	FRANCE
	Interparfums SA . . . . . . . . . . . .	2,277,755	88,574,484
	Lectra (B) . . . . . . . . . . . . . . .	3,033,881	85,519,328
	VusionGroup . . . . . . . . . . . . .	434,318	140,492,387
			314,586,199
5.03%	GERMANY
	ATOSS Software SE . . . . . . . . . .	314,152	52,232,779
	Evotec AG(A) . . . . . . . . . . . . .	4,378,357	37,273,762
	STRATEC Biomedical AG(A)(B) . . . . . .	1,051,352	32,537,544
			122,044,085
1.77%	HONG KONG
	Kingdee International Software(A) . . . .	21,678,492	42,847,150
4.26%	INDIA
	CRISIL Ltd. . . . . . . . . . . . . . .	935,514	65,992,323
	Dr. Lal PathLabs Ltd. . . . . . . . . . .	1,146,455	37,392,365
			103,384,688
0.74%	IRELAND
	Flutter Entertainment plc(A) . . . . . . .	63,107	18,033,456

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
9.83%	ISRAEL
	Camtek Ltd.(A) . . . . . . . . . . . . .	599,209	$50,669,113
	CyberArk Software Ltd.(A) . . . . . . . .	333,308	135,616,359
	Global-e Online Ltd.(A) . . . . . . . . .	1,552,440	52,068,838
2.52%	ITALY		61,040,131
	Azimut Holding S.p.A . . . . . . . . .	1,902,657
11.44%	JAPAN
	GMO Payment Gateway, Inc. . . . . . .	824,142	53,304,373
	Hiday Hidaka Corp.(B) . . . . . . . . .	3,007,874	68,996,261
	Kakaku.com, Inc. . . . . . . . . . . .	2,025,387	37,559,063
	M3, Inc. . . . . . . . . . . . . . . .	291,321	4,001,792
	SMS Co. Ltd. . . . . . . . . . . . . .	2,107,480	21,618,328
	Software Service, Inc.(B) . . . . . . . .	478,225	43,679,835
	Towa Pharmaceutical Co. Ltd. . . . . . .	2,322,982	48,204,580
			277,364,232
13.49%	SWEDEN
	Fortnox AB . . . . . . . . . . . . . .	7,600,033	73,895,831
	Hemnet Group AB . . . . . . . . . .	2,615,625	76,796,834
	MIPS AB(B) . . . . . . . . . . . . . .	1,440,310	67,492,012
	Sectra AB . . . . . . . . . . . . . .	2,937,232	108,785,223
			326,969,900
0.73%	SWITZERLAND		17,752,680
	Partners Group Holding AG . . . . . .	13,569
10.91%	UNITED KINGDOM
	AJ Bell plc . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,647,045	$89,099,050
	PayPoint plc . . . . . . . . . . . . .	3,342,793	38,865,479
	Playtech plc . . . . . . . . . . . . .	2,994,246	15,462,158
	Rightmove plc . . . . . . . . . . . .	6,013,111	65,082,245
	Victrex plc . . . . . . . . . . . . . .	3,238,145	34,535,569
	YouGov plc . . . . . . . . . . . . . .	4,145,496	21,370,785
			264,415,286
98.69%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . .	2,392,662,708

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		June 30, 2025 (unaudited)
		Shares	Value (Note 1)
1.47%	SHORT TERM INVESTMENT
	First American Treasury Obligations Fund -
	X Class 4.240%(C) . . . . . . . . . .	35,648,331	35,648,331
100.16%	TOTAL INVESTMENTS . . . . . . . . .	. . . . . . .	2,428,311,039
(0.16%)	Liabilities in excess of other assets . . . .	. . . . . . .	(3,845,476)
100.00%	NET ASSETS . . . . . . . . . . . . .	. . . . . . .	$2,424,465,563

(A)Non-income producing

(B) Affiliated company- The Fund owns greater than 5% of the outstanding voting shares of this issurer.

(C)Effective 7 day yield as of June 30,2025

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	June 30, 2025 (unaudited)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act. The Funds currently offer Investor Class and Institutional Class Shares.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially of its assets in equity securities of non-U.S. based companies.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2025 (unaudited)

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over- the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. The Board has appointed the Advisor as valuation designee to be responsible for all fair value determinations for the Funds. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2025 (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$820,274,958	$—	$—	$820,274,958
Short Term Investment . . . .	15,805,879	—	—	15,805,879
Warrants . . . . . . . . . .	—	—	—**	—
Total . . . . . . . . . . . .	$836,080,837	$—	$—	$836,080,837

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued		June 30, 2025 (unaudited)
International All Company Fund:
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$79,822,918	$—	$—	$79,822,918
Short Term Investment . . . .	967,172	—	—	967,172
Total . . . . . . . . . . . .	$80,790,090	$—	$—	$80,790,090

International Small Company Fund:
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,392,662,708	$—	$—	$2,392,662,708
Short Term Investment . . . .	35,648,331	—	—	35,648,331
Total . . . . . . . . . . . .	$2,428,311,039	$—	$—	$2,428,311,039

*See Schedule of Investments for sector/country classifications.

**The Level 3 Security has zero value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2025.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

As of June 30, 2025, the Small Company held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ - (0% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. There were not transfers in or out of Level 3 securities and the value did not change during the period.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2025 (unaudited)

Foreign Currency Spot Contracts (International All Company Fund and International Small Company Fund)

Derivative instruments include foreign currency spot trades. The Funds may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2025, International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued								December 31, 2024 (unaudited)
International Small Company Fund
	Market Value				Market Value	Share Balance		Change in
Common Stock	as of March			as of June 30,		as of June 30,		Unrealized	Realized
Security Name	31, 2025	Purchases	Sales		2025	2025	Dividends	Gain (Loss)	Gain/(Loss)	Cost
Hiday Hidaka Corp. .	$54,631,107	$ 1,013,854	$	— $	68,996,261	3,007,874	$450,296	$ 13,351,300	$—	$ 49,847,334
Lectra . . . . . . .	86,217,378	1,259,243		—	85,519,328	3,033,881	1,015,476	(1,957,293)	—	89,345,646
MIPS AB . . . . . .	54,188,908	1,315,632		—	67,492,012	1,440,310	802,556	11,987,472	—	58,427,711
Software Service, Inc. .	37,281,544	99,216		—	43,679,835	478,225	—	6,299,075	—	43,412,788
STRATEC Biomedical					32,537,544	1,051,352	—	4,595,518	—	88,473,802
AG . . . . . . . .	27,470,100	471,926		—

TOTAL					$298,224,980	9,011,642	$2,268,328	$ 34,276,072	$—	329,507,281

QUARTERLY REPORT

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